Cover	Jul. 15, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 15, 2026, Affinity Advisory Holdings Corp., a Delaware corporation and a wholly-owned subsidiary of Stark Novus Financial Inc. (formerly Nu Ride Inc.) (the “Company”) completed its previously announced acquisition of Affinity Advisory Network, LLC and AAN Wealth Advisors, LLC (together, “Affinity”), in accordance with the terms and conditions of the previously announced Membership Interest Purchase Agreement, dated June 2, 2026 (the “Transaction”), as previously disclosed in the Company’s Current Report on Form 8-K filed on July 21, 2026 (the “Original 8-K”). This Current Report on Form 8-K/A is being filed to amend Item 9.01 of the Original 8-K to include the financial statements of Affinity and pro forma financial information required by Item 9.01 of Form 8-K (this “Amendment No. 1”). The pro forma financial information included in this Amendment No. 1 has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company and Affinity would have achieved had the companies been combined during the periods presented in the pro forma financial information, and is not intended to project the future results of operations that the combined company may achieve after completion of the Transaction. Except as described above, this Amendment No. 1 does not otherwise amend, modify, or update the disclosures contained in the Original 8-K.
Document Period End Date	Jul. 15, 2026
Entity File Number	001-38821
Entity Registrant Name	STARK NOVUS FINANCIAL INC.
Entity Central Index Key	0001759546
Entity Tax Identification Number	83-2533239
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1700 Broadway,
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	202-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false